Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 71,494,396	₺ 76,258,789
Additions net of depreciation	3,441,606	613,642
Disposals	(185,158)	(1,094,577)
Transfers	(523,149)
Assets held for sale	(5,797,891)
Impairment (expenses)/reversals	24,793	(305,900)
Transfer from/to investment property	27,891	(118,244)
Effects of movements in exchange rates	(1,832,242)	(3,859,314)
Balance at end of year	66,650,246	71,494,396
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	218,254,667	217,593,169
Additions	15,404,238	15,613,531
Disposals	(3,047,428)	(3,823,596)
Transfers	(523,149)
Assets held for sale	(15,601,351)
Impairment (expenses)/reversals	874	11,621
Transfer from/to investment property	141,411	(849,429)
Effects of movements in exchange rates	(2,612,648)	(10,290,629)
Balance at end of year	212,016,614	218,254,667
Gross Carrying Amount | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	188,873,033	188,204,239
Additions	5,407,763	6,055,634
Disposals	(2,745,510)	(3,210,322)
Transfers	7,440,574	7,011,308
Assets held for sale	(14,934,868)
Effects of movements in exchange rates	(2,210,749)	(9,187,826)
Balance at end of year	181,830,243	188,873,033
Gross Carrying Amount | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	10,002,000	10,729,703
Additions	1,505,727	554,894
Disposals	(22,560)	(3,045)
Transfers	52,430	3,490
Assets held for sale	(99,423)
Transfer from/to investment property	141,411	(849,429)
Effects of movements in exchange rates	(113,337)	(433,613)
Balance at end of year	11,466,248	10,002,000
Gross Carrying Amount | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	11,305,347	10,962,783
Additions	1,173,745	1,178,734
Disposals	(178,394)	(510,040)
Transfers	322,061	115,030
Assets held for sale	(172,585)
Effects of movements in exchange rates	(480,268)	(441,160)
Balance at end of year	11,969,906	11,305,347
Gross Carrying Amount | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	173,393	182,643
Additions	30,696
Disposals	(8,342)	(2,150)
Transfers	204	938
Assets held for sale	(2,474)
Effects of movements in exchange rates	(5,021)	(8,038)
Balance at end of year	188,456	173,393
Gross Carrying Amount | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,741,428	3,749,640
Additions	70,672	48,300
Disposals	(546)	(37,712)
Transfers	(3)	1,064
Assets held for sale	(25,188)
Effects of movements in exchange rates	(2,133)	(19,864)
Balance at end of year	3,784,230	3,741,428
Gross Carrying Amount | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	339,138	342,283
Effects of movements in exchange rates		(3,145)
Balance at end of year	339,138	339,138
Gross Carrying Amount | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	3,820,328	3,421,878
Additions	7,215,635	7,775,969
Disposals	(92,076)	(60,327)
Transfers	(8,338,415)	(7,131,830)
Assets held for sale	(366,813)
Impairment (expenses)/reversals	874	11,621
Effects of movements in exchange rates	198,860	(196,983)
Balance at end of year	2,438,393	3,820,328
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(146,760,271)	(141,334,380)
Additions - depreciation	(11,962,632)	(14,999,889)
Disposals	2,862,270	2,729,019
Assets held for sale	9,803,460
Impairment (expenses)/reversals	23,919	(317,521)
Transfer from/to investment property	(113,520)	731,185
Effects of movements in exchange rates	780,406	6,431,315
Balance at end of year	(145,366,368)	(146,760,271)
Accumulated depreciation, amortization and impairment [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(130,110,166)	(124,789,832)
Additions - depreciation	(9,081,063)	(12,829,570)
Disposals	2,719,073	2,317,913
Assets held for sale	9,582,040
Impairment (expenses)/reversals	23,686	(303,986)
Effects of movements in exchange rates	87,384	5,495,309
Balance at end of year	(126,779,046)	(130,110,166)
Accumulated depreciation, amortization and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,981,910)	(2,543,152)
Additions - depreciation	(678,931)	(381,603)
Disposals	8,244
Assets held for sale	70,158
Impairment (expenses)/reversals	219	(348)
Transfer from/to investment property	(113,520)	731,185
Effects of movements in exchange rates	(163,255)	212,008
Balance at end of year	(2,858,995)	(1,981,910)
Accumulated depreciation, amortization and impairment [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(11,097,747)	(10,429,522)
Additions - depreciation	(2,117,619)	(1,729,653)
Disposals	127,038	372,532
Assets held for sale	126,994
Impairment (expenses)/reversals	14	(13,146)
Effects of movements in exchange rates	825,232	702,042
Balance at end of year	(12,136,088)	(11,097,747)
Accumulated depreciation, amortization and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(161,429)	(159,896)
Additions - depreciation	(31,412)	(11,534)
Disposals	7,915	2,154
Assets held for sale	2,057
Effects of movements in exchange rates	4,811	7,847
Balance at end of year	(178,058)	(161,429)
Accumulated depreciation, amortization and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,384,838)	(3,405,584)
Additions - depreciation	(36,514)	(30,302)
Disposals		36,420
Assets held for sale	22,211
Impairment (expenses)/reversals		(41)
Effects of movements in exchange rates	1,471	14,669
Balance at end of year	(3,397,670)	(3,384,838)
Accumulated depreciation, amortization and impairment [member] | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(24,181)	(6,394)
Additions - depreciation	(17,093)	(17,227)
Effects of movements in exchange rates	24,763	(560)
Balance at end of year	₺ (16,511)	₺ (24,181)